Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–109.67%
Pennsylvania–98.06%
Adams (County of), PA General Authority (Brethren Home Community (The)); Series 2024, Ref. RB	5.00%	06/01/2054	$4,100	$3,993,008
Adams (County of), PA General Authority (Gettysburg College); Series 2025, Ref. RB	5.00%	08/15/2050	1,245	1,263,196
Aliquippa School District; Series 2018, Ref. GO Bonds (INS - BAM)(a)	4.00%	12/01/2041	1,750	1,759,073
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2056	6,000	6,020,537
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport);
Series 2021 A, RB(b)	5.00%	01/01/2051	15,000	15,091,413
Series 2021 A, RB (INS - AGI)(a)(b)	4.00%	01/01/2056	5,555	4,844,962
Series 2023 A, RB (INS - AGI)(a)(b)	5.50%	01/01/2053	1,810	1,885,161
Series 2025 A, RB (INS - AGI)(a)(b)(c)	5.50%	01/01/2055	25,000	26,253,623
Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2026, RB	4.50%	03/01/2050	4,395	4,284,983
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 1998 A, Ref. RB (INS - BAM)(a)	6.00%	05/01/2028	55	57,515
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	3,250	3,272,833
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center); Series 2007 A-1, RB (3 mo. Term SOFR + 0.82%)(d)	3.45%	02/01/2037	390	391,387
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,475	1,446,726
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	3,990	4,208,531
Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP - GNMA)(b)	6.10%	01/20/2043	1,025	1,025,472
Allegheny (County of), PA Sanitary Authority;
Series 2022, RB	5.75%	06/01/2052	3,250	3,494,415
Series 2025, RB(c)	5.00%	12/01/2055	4,000	4,134,972
Series 2025, Ref. RB	5.00%	12/01/2055	10,000	10,337,430
Allentown (City of), PA Commercial and Industrial Development Authority (Executive Education Academy Charter School); Series 2024, Ref. RB(e)	5.00%	07/01/2059	3,000	2,728,194
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(e)	5.00%	05/01/2042	3,915	3,931,275
Series 2018, RB(e)	5.38%	05/01/2042	4,000	4,054,020
Series 2024, RB(e)	5.00%	05/01/2042	7,335	7,635,461
Series 2025, RB(e)	5.50%	05/01/2032	1,300	1,400,574
Series 2025, RB(e)	6.00%	05/01/2042	2,000	2,209,260
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Neuweiler Lofts); Series 2023, RB(e)	6.25%	05/01/2042	3,250	3,328,776
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street);
Series 2024, RB(e)	5.25%	05/01/2032	545	561,884
Series 2024, RB(e)	5.25%	05/01/2042	1,275	1,320,159
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,128,819
Series 2017 C, RB	5.00%	05/15/2042	1,600	1,604,650
Series 2017 C, RB	5.00%	05/15/2047	1,650	1,631,815
Bucks (County of), PA Industrial Development Authority (Grand View Hospital);
Series 2021, RB	4.00%	07/01/2051	2,475	2,126,796
Series 2021, RB	5.00%	07/01/2054	4,555	4,563,416
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	273,034
Cheltenham (Township of), PA; Series 2018, GO Bonds	4.00%	07/01/2048	560	471,060
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB (Acquired 12/18/2019; Cost $88,187)(f)	3.25%	12/01/2029	90	80,895
Series 2019, Ref. RB (Acquired 12/18/2019; Cost $299,910)(f)	4.00%	12/01/2039	305	230,332
Series 2019, Ref. RB (Acquired 12/18/2019-08/24/2021; Cost $7,358,785)(f)	5.00%	12/01/2051	8,000	6,132,953
Chester (County of), PA Health & Education Facilities Authority (Tel Hai Retirement Community); Series 2025, Ref. RB	5.25%	06/01/2055	1,800	1,828,339
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	$770	$720,586
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,895	2,641,650
Chester (County of), PA Industrial Development Authority (Green Bonds); Series 2021, RB	4.00%	12/01/2051	10,000	8,862,221
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School);
Series 2024, Ref. RB(e)	4.50%	10/01/2049	800	701,149
Series 2024, Ref. RB(e)	4.50%	10/01/2054	645	547,381
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	1,000,148
Series 2013, RB	5.00%	08/01/2045	3,175	3,064,710
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(e)	4.38%	03/01/2028	72	72,254
Series 2018, RB(e)	5.13%	03/01/2048	628	628,626
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(a)(g)	0.00%	10/01/2034	300	215,662
Series 2020 A, GO Bonds (INS - BAM)(a)(g)	0.00%	10/01/2038	2,700	1,586,058
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(g)	0.00%	10/01/2033	500	376,266
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(g)	0.00%	10/01/2034	980	704,495
Series 2020 C, Ref. GO Notes (INS - BAM)(a)(g)	0.00%	10/01/2033	1,000	752,532
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2034	2,500	2,583,369
Series 2018, RB	5.00%	06/01/2035	2,500	2,577,542
Cumberland (County of), PA Municipal Authority; Series 2015, Ref. RB	5.00%	01/01/2038	425	425,243
Cumberland County Municipal Authority;
Series 2026, Ref. RB	5.00%	05/01/2044	1,990	2,145,429
Series 2026, Ref. RB	5.50%	06/01/2051	3,000	3,055,593
Series 2026, Ref. RB	5.00%	05/01/2056	2,000	2,048,078
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	1,175	1,163,673
Series 2019, Ref. RB	5.00%	05/01/2048	1,000	913,056
Delaware (County of), PA Authority (Elywn); Series 2017, Ref. RB	5.00%	06/01/2027	90	90,635
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,015	1,015,018
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,295,724
Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(e)	5.13%	06/01/2046	2,080	2,042,885
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	1,000	923,811
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities); Series 2016, Ref. RB	5.00%	12/01/2039	3,150	3,151,367
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program); Series 2021, RB	4.00%	05/01/2041	1,130	978,873
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,000	1,005,421
Series 2018, Ref. RB	5.00%	12/01/2043	475	464,863
Series 2018, Ref. RB	5.00%	12/01/2053	7,080	6,233,645
Series 2019, RB	5.00%	12/01/2039	755	757,666
Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	2,810	2,831,149
Series 2017 A-1, Ref. RB	4.00%	02/15/2047	5,000	4,524,414
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities);
Series 2019, RB	4.00%	12/01/2044	1,150	1,025,655
Series 2019, RB	5.00%	12/01/2049	5,340	5,188,495
Lancaster (City of), PA Municipal Authority (Garden Spot Village);
Series 2024 B, RB	5.00%	05/01/2054	1,880	1,847,512
Series 2024, RB	5.00%	05/01/2059	1,500	1,456,421
Series 2024, Ref. RB	5.00%	05/01/2044	1,375	1,410,511
Series 2024, Ref. RB	5.00%	05/01/2049	1,635	1,631,051
Lancaster (City of), PA Municipal Authority (Luthercare); Series 2025 A, Ref. RB	5.00%	12/01/2055	2,890	2,834,264
Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	2,000	2,002,522
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	$625	$624,988
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2023, Ref. RB	5.13%	11/01/2038	1,000	1,076,345
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	1,550	1,560,666
Latrobe (City of), PA Industrial Development Authority (Seton Hill University); Series 2021, Ref. RB	4.00%	03/01/2051	485	377,430
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	10,000	10,140,292
Series 2019, Ref. RB	4.00%	07/01/2049	7,000	6,113,886
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB (Acquired 07/31/2014; Cost $373)(f)	7.50%	02/01/2044	0	430
Series 2014 B, RB (Acquired 07/31/2014-09/15/2020; Cost $1,173,430)(f)(h)	7.50%	02/01/2044	1,725	1,441,678
Series 2014 C, RB (Acquired 08/06/1998-07/31/2014; Cost $22)(f)(g)(i)	0.00%	02/01/2044	2,722	680
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	5,750	4,677,923
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Dual Language Charter School); Series 2023, RB	7.00%	06/01/2053	3,715	3,945,033
Lehigh (County of), PA General Purpose Authority (Muhlenberg College); Series 2024, Ref. RB	5.25%	02/01/2054	7,880	7,603,765
Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social Ministries);
Series 2022 A, RB	5.00%	01/01/2042	930	952,758
Series 2022 A, RB	4.50%	01/01/2045	800	777,803
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System);
Series 2014 A, Ref. RB	5.00%	10/01/2026	1,000	1,000,301
Series 2014 A, Ref. RB	5.00%	10/01/2027	390	385,135
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2017, Ref. RB	5.00%	12/01/2037	750	757,498
Series 2017, Ref. RB	5.00%	12/01/2047	2,915	2,895,959
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2044	1,000	937,370
Series 2019, Ref. RB	4.00%	09/01/2049	5,500	4,824,881
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	6,405	6,425,339
Series 2020 C, RB	4.00%	11/15/2043	550	527,779
Series 2020 C, RB	5.00%	11/15/2045	1,970	1,996,991
Series 2025 A, Ref. RB	5.00%	11/15/2055	10,000	9,973,847
Montgomery (County of), PA Industrial Development Authority (Germantown Academy); Series 2021, Ref. RB	4.00%	10/01/2046	2,740	2,411,634
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	5,000	5,001,409
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.);
Series 2019, Ref. RB	5.00%	12/01/2044	1,500	1,508,560
Series 2019, Ref. RB	5.00%	12/01/2049	1,300	1,280,432
Montgomery (County of), PA Redevelopment Authority (River Pionte); Series 2023, RB(e)	6.50%	09/01/2043	3,120	3,245,989
Northampton (County of), PA General Purpose Authority (Moravian College); Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,256,824
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	330,739
Series 2016, Ref. RB	5.00%	08/15/2046	1,170	1,171,025
Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	7,217,429
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	500	504,638
Series 2019, Ref. RB	5.00%	11/01/2044	950	931,666
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	968,492
Northampton (County of), PA Industrial Development Authority (Northampton Generating Co. L.P.);
Series 2013 A, RB (Acquired 04/03/2013; Cost $13,041,003)(f)(i)	5.00%	06/30/2027	14,827	6,523,708
Series 2013, RB(i)	5.00%	06/30/2027	8,167	1,470,077
Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	3,200	2,988,593
Penn Hills School District; Series 2020, Ref. GO Bonds (INS - BAM)(a)	3.00%	10/01/2042	4,000	3,376,574
Pennsylvania (Commonwealth of); Series 2018 A, Ref. COP	4.00%	07/01/2046	540	509,420
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2023 A-2, RB	4.00%	05/15/2053	3,250	2,811,830
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013 C, RB (INS - AGI)(a)(g)	0.00%	01/01/2044	$775	$341,517
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(b)(e)(j)	5.45%	03/27/2035	4,000	4,347,593
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(e)	3.25%	08/01/2039	6,550	5,128,449
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Eastern University); Series 2026, RB	5.25%	10/01/2050	4,700	4,640,456
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	635	635,432
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(b)	5.25%	06/30/2053	3,000	3,035,267
Series 2022, RB (INS - AGI)(a)(b)	5.00%	12/31/2057	10,145	10,198,436
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	13,590	13,594,554
Series 2015, RB(b)	5.00%	06/30/2042	6,750	6,750,773
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2046	4,330	3,876,162
Series 2023, RB	5.25%	07/01/2049	1,300	1,316,501
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2023 D, VRD RB (LOC - JPMorgan Chase Bank, N.A.)(k)(l)	2.10%	05/15/2053	3,000	3,000,000
Series 2026 A, Ref. RB	5.25%	12/15/2051	8,000	8,359,471
Series 2026 A, Ref. RB	5.00%	12/15/2056	10,000	10,130,081
Pennsylvania (Commonwealth of) Higher Education Assistance Agency;
Series 2023 B, RB(b)	5.00%	06/01/2050	800	764,163
Series 2024-1C, RB(b)	5.00%	06/01/2051	2,000	1,914,981
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	782,536
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2019, RB	4.00%	08/15/2049	1,000	895,752
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania) ; Series 2025 A, RB(c)(m)	4.25%	02/15/2055	7,500	7,118,555
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	999,969
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	2,500	2,122,707
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023 141-A, RB	5.75%	10/01/2053	717	759,033
Series 2023 143-A, RB	5.30%	04/01/2044	2,020	2,131,502
Series 2024-145A, RB	6.00%	10/01/2054	3,225	3,481,957
Series 2024-146A, RB	4.75%	04/01/2053	3,000	3,000,739
Series 2025-148A, RB(c)	4.80%	10/01/2055	5,000	5,003,976
Series 2025-149A, RB(c)	5.15%	10/01/2050	10,000	10,173,166
Series 2026, RB	4.70%	10/01/2051	5,000	5,003,755
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016, Ref. RB(j)(n)	5.00%	12/01/2026	5	5,057
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB(j)(n)	6.25%	06/01/2026	2,000	2,000,000
Series 2009 E, RB	6.38%	12/01/2038	11,435	11,904,152
Series 2020 B, RB	5.00%	12/01/2050	5,150	5,295,804
Series 2021 A, RB	4.00%	12/01/2050	3,000	2,708,014
Series 2021 A, Ref. RB	4.00%	12/01/2051	8,690	7,879,835
Series 2022 B, Ref. RB	5.25%	12/01/2052	3,000	3,128,924
Series 2023 A, Ref. RB	5.00%	12/01/2053	6,400	6,633,809
Series 2023 A, Ref. RB	5.25%	12/01/2053	5,915	6,224,611
Series 2025 B, RB(c)	5.25%	12/01/2055	5,000	5,319,013
Series 2026 A, RB	5.00%	12/01/2056	4,625	4,788,981
Pennsylvania Housing Finance Agency; Series 2026 153A, RB	4.75%	10/01/2046	3,000	3,009,894
Pennsylvania State University (The); Series 2024, RB	5.00%	09/01/2049	2,640	2,774,233
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA;
Series 2017 A, RB	5.25%	10/01/2052	$7,405	$7,479,596
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	2,225	2,000,882
Series 2023 B, RB (INS - AGI)(a)(c)	5.50%	09/01/2053	7,500	8,002,151
Series 2024 C, RB (INS - AGI)(a)	5.25%	09/01/2049	9,050	9,620,809
Series 2024 C, RB (INS - AGI)(a)(c)	5.25%	09/01/2049	2,500	2,657,682
Series 2025 B, Ref. RB(b)	5.00%	07/01/2055	2,500	2,532,638
Sixteenth Series 2020 A, RB (INS - AGI)(a)	4.00%	08/01/2045	1,735	1,692,557
Philadelphia (City of), PA (1998 General Ordinance);
Series 2017 15, Ref. RB	5.00%	08/01/2047	3,620	3,649,740
Series 2024, RB	5.25%	08/01/2049	5,900	6,180,218
Series 2024, RB (INS - AGI)(a)	5.25%	08/01/2054	8,595	9,001,214
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB(j)(n)	5.00%	05/01/2027	1,230	1,255,435
Series 2017, RB	5.00%	11/01/2047	1,270	1,270,131
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia (The)); Series 2024 A, RB(c)	5.25%	07/01/2032	27,870	29,710,624
Philadelphia (City of), PA Authority for Industrial Development (Discovery Charter School); Series 2022, Ref. RB(e)	5.00%	04/15/2052	2,400	2,150,542
Philadelphia (City of), PA Authority for Industrial Development (Green Woods Charter School ); Series 2022 A, Ref. RB	5.38%	06/15/2057	1,000	976,428
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	165	163,321
Series 2019, RB	5.00%	06/15/2050	350	320,500
Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR (Acquired 10/07/2010; Cost $1,560,000)(f)(i)	5.38%	06/15/2030	1,560	1,170,000
Series 2010 A, IDR (Acquired 08/26/2010; Cost $4,000,000)(f)(i)	5.63%	06/15/2042	4,000	3,000,000
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	820	646,906
Philadelphia (City of), PA Authority for Industrial Development (MaST Community Charter School II); Series 2020, RB	5.00%	08/01/2050	1,775	1,730,381
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,720	1,720,287
Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/ Morrisville); Series 2005 A, RB	5.63%	07/01/2035	1,900	1,902,599
Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,245	1,245,577
Philadelphia (City of), PA Authority for Industrial Development (Social Bonds);
Series 2024, Ref. RB(e)	5.00%	06/15/2039	1,110	1,129,698
Series 2024, Ref. RB(e)	5.00%	06/15/2043	1,000	1,005,031
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	2,000	2,049,173
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	9,385	9,386,129
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2049	4,500	4,144,444
Philadelphia School District (The); Series 2021 A, GO Bonds (INS - BAM)(a)	4.00%	09/01/2046	2,000	1,862,532
Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP - GNMA)(b)	6.13%	01/20/2043	2,250	2,251,623
Scranton-Lackawanna Health and Welfare Authority (University of Scranton);
Series 2025 A, Ref. RB	5.00%	11/01/2050	2,165	2,186,892
Series 2025 A, Ref. RB	4.38%	11/01/2055	2,325	2,059,169
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program); Series 2022, RB	5.25%	06/01/2047	3,000	3,170,350
Susquehanna Area Regional Airport Authority; Series 2017, Ref. RB(b)	5.00%	01/01/2038	1,350	1,356,963
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	260	261,343
West Cornwall Township Municipal Authority (Lebanon Valley Brethren Home);
Series 2026, Ref. RB	5.13%	11/15/2046	670	688,759
Series 2026, Ref. RB	5.13%	11/15/2052	3,750	3,751,396
Series 2026, Ref. RB	5.13%	11/15/2056	3,000	2,972,670
				654,568,588
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–10.35%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$8,220	$8,344,737
Series 2005 A, RB(g)	0.00%	05/15/2050	48,320	10,081,606
Series 2008 A, RB(g)	0.00%	05/15/2057	415,530	19,209,744
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2033	2,000	1,459,663
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,433	1,455,376
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,409	1,481,571
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,369	1,482,643
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,298	1,301,087
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,362	1,297,641
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,416	1,255,833
Subseries 2022, RN(g)	0.00%	11/01/2043	5,508	3,807,716
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 TT, RB(i)	5.00%	07/01/2032	1,225	901,906
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	160	156,114
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2046	3,912	1,427,943
Series 2018 A-1, RB(g)	0.00%	07/01/2051	7,242	1,945,030
Series 2018 A-1, RB	5.00%	07/01/2058	5,037	4,977,534
Series 2019 A-2, RB	4.33%	07/01/2040	2,750	2,742,202
Series 2019 A-2, RB	4.54%	07/01/2053	91	84,921
Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,171,438
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 01/02/2015-01/22/2015; Cost $1,934,088)(f)	5.00%	06/01/2030	3,235	3,210,784
Series 2006 Q, RB (Acquired 01/02/2015-01/05/2015; Cost $782,463)(f)	5.00%	06/01/2030	1,300	1,290,269
				69,085,758
Virgin Islands–1.01%
Tobacco Settlement Financing Corp.;
Series 2006, RB(g)	0.00%	05/15/2035	4,150	2,112,630
Series 2006, RB(g)	0.00%	05/15/2035	2,195	1,177,482
Series 2006, RB(g)	0.00%	05/15/2035	7,000	3,430,042
				6,720,154
Guam–0.25%
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.50%	07/01/2055	1,000	1,041,916
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(b)	5.75%	09/01/2031	430	431,428
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(b)	6.60%	03/15/2028	220	223,516
				1,696,860
TOTAL INVESTMENTS IN SECURITIES(o)–109.67% (Cost $764,137,553)				732,071,360
FLOATING RATE NOTE OBLIGATIONS–(10.61)%
Notes with interest and fee rates ranging from 2.12% to 3.02% at 05/31/2026 and contractual maturities of collateral ranging from 07/01/2049 to 12/01/2055(p)				(70,845,000)
OTHER ASSETS LESS LIABILITIES–0.94%				6,269,124
NET ASSETS–100.00%				$667,495,484
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Underlying security related to TOB Trusts entered into by the Fund.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2026.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $48,169,200, which represented 7.22% of the Fund’s Net Assets.

(f)	Restricted security. The aggregate value of these securities at May 31, 2026 was $23,081,729, which represented 3.46% of the Fund’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $13,066,371, which represented 1.96% of the Fund’s Net Assets.

(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(n)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(o)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	10.18%

(p)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2026. At May 31, 2026, the Fund’s investments with a value of $98,373,761 are held by TOB Trusts and serve as collateral for the $70,845,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Pennsylvania Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2026, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Pennsylvania Municipal Fund